FEDERATED FIXED INCOME SECURITIES, INC.

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 3, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED FIXED INCOME SECURITIES, INC. (the “Corporation”)
Federated Municipal Ultrashort Fund
Institutional Shares
Class A Shares
1933 Act File No. 33-43472
1940 Act File No. 811-6447

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Corporation hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated November 30, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Corporation.  This Registration Statement was electronically filed 485(b) as Post-Effective Amendment No. 52 on November 30, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-7268.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary